Stockholders' Equity - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Outstanding at the beginning of the period (in shares)	55,316,336	55,456,890	55,456,890	44,691,300
Conversion of awards due to recapitalization (in shares)				33,578,834
Granted (in shares)	0	0	3,866,992	11,955,658
Cancelled and forfeited (in shares)	(366,724)		(3,361,530)	(571,664)
Exercised (in shares)	(2,884,549)		(646,016)	(618,404)
Outstanding at the end of the period (in shares)	52,065,063		55,316,336	55,456,890	44,691,300
Vested and exercisable at the end of the period (in shares)	41,102,851		41,944,514
Outstanding at the beginning of the period (in dollars per share)	$ 1.62	$ 1.32	$ 1.32	$ 1.03
Conversion of awards due to recapitalization (in dollars per share)				(3.12)
Granted (in dollars per share)			5.08	2.38
Cancelled and forfeited (in dollars per share)	2.34		0.85	1.43
Exercised (in dollars per share)	0.30		0.93	0.64
Outstanding at the end of the period (in dollars per share)	1.69		1.62	$ 1.32	$ 1.03
Vested and exercisable (in dollars per share)	$ 1.26		$ 1.17
Weighted Average Remaining Contractual Term (Years)	5 years 9 months 7 days		5 years 9 months 7 days	6 years 3 months 26 days	6 years 5 months 9 days
Weighted Average Remaining Contractual Term, Vested and exercisable (in years)	5 years 14 days		4 years 10 months 17 days
Balance at end of period	$ 2,242,170		$ 4,582,001
Vested and exercisable at end of period	$ 1,787,418		$ 3,493,198
Previously Reported
Class of Stock [Line Items]
Outstanding at the beginning of the period (in shares)				11,112,466
Outstanding at the end of the period (in shares)					11,112,466
Outstanding at the beginning of the period (in dollars per share)				$ 4.15
Outstanding at the end of the period (in dollars per share)					$ 4.15